SCHEDULE OF ACQUIRED INTANGIBLE ASSETS (Details) - USD ($)	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Intangible assets	$ 11,500	$ 11,500
Accumulated amortization	(1,497)	(914)
Intangible assets- net	$ 10,003	$ 10,586